Income Taxes - Additional Information (Details) - New MFC - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Statutory tax rate	0.00%
Current and deferred income tax relating to items charged directly to other comprehensive income or loss	$ 0	$ 0	$ 0